Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities.
Schedule of other liabilities

	2021	2020
Other liabilities	£m	£m
Lease liabilities (Note 23)	1,263	1,698
Provisions for liabilities and charges	1,268	1,852
Retirement benefit liabilities (Note 5)	114	121
Accruals	1,508	990
Deferred income	319	361
Current tax	12	63
Deferred tax (Note 7)	359	291
Acceptances	225	272
Other liabilities (1)	729	740
	5,797	6,388

(1)	Other liabilities include liabilities of disposal groups of £5 million (2020: nil). See Note 8 for further information.

Schedule for provisions for liabilities and charges

		Litigation and		Financial
	Customer	other		commitments
	redress (1)	regulatory (4)	Property (3)	and guarantees	Other (2)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m	£m
At 1 January 2021	749	365	271	178	289	1,852
Expected credit loss impairment release	—	—	—	(83)	—	(83)
Currency translation and other movements	(5)	—	2	(2)	(7)	(12)
Charge to income statements	173	307	113	—	196	789
Release to income statement	(25)	(86)	(118)	—	(82)	(311)
Provisions utilised	(418)	(309)	(37)	—	(203)	(967)
At 31 December 2021	474	277	231	93	193	1,268

(1)	Includes payment protection insurance provision which reflects the estimated cost of PPI redress attributable to claims prior to the Financial Conduct Authority (FCA) complaint deadline of 29 August 2019. All pre-deadline complaints have been processed which removes complaint volume estimation uncertainty from the provision estimate. NatWest Group continues to conclude remaining bank-identified closure work and conclude cases with the Financial Ombudsmen Service.
(2)	Other materially comprises provisions relating to restructuring costs.
(3)	Property provision materially includes dilapidation provisions. Release in property provision includes the effect of purchase of freeholds for properties where the group was the primary leaseholder.
(4)	Majority of charge in the year and utilisation of litigation provisions relates to FCA investigation into money laundering.